Income taxes (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income before income tax expense is attributed to the geographic locations
Domestic (British Virgin Islands)	$ 10,666	$ 23,836	$ 23,801
Foreign	45,270	17,346	15,517
Income before income taxes	55,936	41,182	39,318
Aggregate changes in the balance of gross unrecognized tax benefits, excluding interest and penalties
Balance at the beginning of the period	168	168	168
Balance at the end of the period	$ 168	$ 168	$ 168